Basis of Preparation (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deposit reclassified from short-term to long-term restricted cash and deposits	€ 3,338
Amount of liabilities in connection with derivatives	€ 3,361
Accounting correction amount		€ 3,338
Bottom of range [Member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	2.56%
Top of range [member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	4.57%
Weighted Average [Member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	3.40%